Revenues Attributed to Countries Based on Location of Customers, Excluding Customers in Japan (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 North America JPY (¥)	Mar. 31, 2011 North America USD ($)	Mar. 31, 2010 North America JPY (¥)	Mar. 31, 2009 North America JPY (¥)	Mar. 31, 2011 Europe JPY (¥)	Mar. 31, 2011 Europe USD ($)	Mar. 31, 2010 Europe JPY (¥)	Mar. 31, 2009 Europe JPY (¥)	Mar. 31, 2011 Asia USD ($)	Mar. 31, 2011 Asia JPY (¥)	Mar. 31, 2010 Asia JPY (¥)	Mar. 31, 2009 Asia JPY (¥)	Mar. 31, 2011 Other Countries JPY (¥)	Mar. 31, 2011 Other Countries USD ($)	Mar. 31, 2010 Other Countries JPY (¥)	Mar. 31, 2009 Other Countries JPY (¥)
Entity-Wide Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries [Line Items]
Revenues	¥ 5,398,278	$ 64,922	¥ 5,718,381	¥ 6,294,230	¥ 1,793,932	$ 21,575	¥ 2,023,280	¥ 2,861,351	$ 39,451	¥ 3,280,384	¥ 2,641,471	¥ 2,530,352	¥ 3,196,114	$ 38,438	¥ 2,838,671	¥ 3,421,881